MARINER MUTUAL FUNDS TRUST
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INTERNATIONAL EQUITY FUND
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HSBC Asset Management    (LOGO)
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ANNUAL REPORT
December 31, 1995



Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.



Sponsored and distributed by:
MARINER FUNDS SERVICES

MARINER MUTUAL FUNDS TRUST
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INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
HSBC Asset Management   (LOGO)
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February 12, 1996

Dear Shareholder:

The Mariner International Equity fund rose 5.93% during the second half of 1995. This brings the net return to shareholders for the full year 1995 to 4.40% for Class A (Service Class). The positive impacts of country selection were offset by negative stock selection, primarily in Japan and Continental Europe. The following pages review the major geographical regions in which the fund invests as well as our current outlook for each region:

JAPAN:
------

After dropping 8.27% in U.S. dollar terms during the first half of 1995, the Morgan Stanley Capital International (MSCI) Japan Index rose 9.92% for the second half. The result was a positive return of 0.83% for the full year 1995. During the first half of 1995, the combination of the Kobe earthquake, Yen strength and slowing economic growth undermined the confidence in Japan's economic recovery. Since mid-year, however, government efforts to help re-flate the economy coupled with a 22% depreciation of the Yen lent support to the second half equity market rally.

On a valuation basis, the equity market in Japan looks attractive relative to the 3% yield on 10 year government bonds. We are therefore more positive on Japanese equities. However, continued improvements in the economy along with an improved corporate earnings environment would be necessary before we commit further funds to Japan.

UNITED KINGDOM:
---------------

The equity market rally in the first half of 1995 continued through the second half. After returning over 10% through June, the MSCI United Kingdom Index returned 9.57% during the second half of 1995. This brings its year to date return to 21.19%.

As was the case in the first half of 1995, the market was supported by takeover activity. However, the earnings picture has deteriorated somewhat as the economy showed signs of slowing in late 1995. Further, earnings estimates for 1996 are being revised downwards, with disappointments in 1996 likely to be met with harsh market reaction. As a result of the economic slowdown and with inflation subdued, interest rates were lowered in December. We look to see if lower rates will be the stimulus for further economic growth in 1996.

After holding near market exposure to UK equities for most of 1995, we reduced our exposure in December. Given the earnings environment, we shifted to the more attractively valued region of Continental Europe.

CONTINENTAL EUROPE:
-------------------

The MSCI Europe Index (ex UK) returned 7.12% for the second half of 1995, bringing its year to date return to 22.6%. The markets held up well in spite of economic slowing in Germany, political uncertainty in Italy, and social unrest due to the transportation workers strike in France.

We view Continental Europe attractive on a valuation basis, especially France and Germany. Their economies are viewed as being about 6-12 months behind the UK. With inflation low and interest rates coming down to support slowing economies, the earnings outlook for Germany and France looks positive. As a result of these attractive valuations, we increased our exposure to Continental Europe in December of 1995.

ASIA (EX JAPAN):
----------------

The Asian markets rallied in the second half of 1995 as shown by the return of 5.78% on the MSCI Pacific ex. Japan Index. This brings its year to date return to 13.4%. The returns in Asia were primarily a function of a strong Hong Kong market (up 23%) and weaker markets in the rest of the region (Malaysia up 5.0%, Singapore up 6.5%).

Hong Kong was a beneficiary of lower U.S. interest rates. As rates in the U.S. declined, both domestic and overseas investors began buying Hong Kong equities. The lower interest rate environment lent support to what had been a very weak property market. Further, financial stocks benefitted in Hong Kong as well.

The rest of the region's markets did not participate with Hong Kong's rally. Reactions to an early 1995 sell-off in the emerging markets along with increasing political tensions in the region put a damper on the other equity markets.

Our outlook for the region can best be described as neutral. Although valuations do not appear to be over-stretched, we are somewhat cautious given Hong Kong's strong run. Earnings growth in Hong Kong may be decelerating as we look forward into 1996. Singapore's outlook is more positive given its macroeconomic picture. Although the economy appears to be slowing, its massive current account surplus should help keep interest rates low. Further, Australia should benefit from a lower rate environment.

EMERGING MARKETS:
-----------------

After declining 7.06% during the first half of 1995, the IFC Investable Index declined another 1.31% to end the year down 8.24%. For the Emerging Markets, 1995 was a year of tremendous volatility. The markets declined globally in the first quarter in reaction to the crisis in Mexico. They stabilized in the second quarter as the Mexican situation calmed. A "mini crisis" in Mexico in the third quarter led to further market declines globally. Finally, the year closed with the IFC Index up a strong 3.5% in December.

The decline in 1995 has increased the attractiveness of the Emerging Markets on a valuation basis. Despite the existence of continued political risks in certain countries, the Emerging Market nations continue to offer economic growth rates at twice that of the more developed nations. Therefore, we look for favorable returns in the Emerging Markets for 1996.

Our goal is to ensure the Mariner International Equity Fund, and all Mariner Funds, are characterized by strong performance and outstanding client service. We thank you for choosing the Mariner International Equity Fund to be a part of your total investment program.



Sincerely,



/s/  JAMES B. McHUGH



James B. McHugh

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     INTERNATIONAL EQUITY FUND VS. MSCI-EAFE

------------------------------------------------------------------------------------------
                     Total Return -- Class A Shares                        Class B Shares
------------------------------------------------------------------------------------------
                                   1 Year               Inception             Inception
------------------------------------------------------------------------------------------
Offering Price(1)                  (0.80%)              (3.15%)               13.28
------------------------------------------------------------------------------------------
NAV(2)                              4.40%               (0.18%)               13.28
------------------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]
Plot Points:

                                             FUND(1)             MSCI-EAFE               FUND(2)
          APRIL 1994                         $9,397               $10,000               $10,000
          JUNE 1994                           9,544                10,088                10,050
          DECEMBER 1994                       9,069                 9,991                 9,550
          JUNE 1995                           8,946                10,250                 9,420
          DECEMBER 1995                       9,478                11,111                 9,970



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

(1) INCLUDES THE MAXIMUM SALES CHARGE
(2) EXCLUDES THE MAXIMUM SALES CHARGE

THE ABOVE ILLUSTRATION COMPARES A $10,000 INVESTMENT IN THE CLASS A SHARES OF THE INTERNATIONAL EQUITY FUND ON APRIL 25, 1994, TO A $10,000 INVESTMENT IN THE EUROPE, AFRICA AND FAR EAST INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED. PLEASE REFER TO THE BOX ABOVE FOR RETURNS ON CLASS B SHARES, WHICH HAVE BEEN OFFERED SINCE MARCH 1, 1995.

THE FUND'S PERFORMANCE TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVER 900 SECURITIES LISTED ON THE STOCK
EXCHANGES OF THE  FOLLOWING  COUNTRIES IN EUROPE,  AUSTRALIA,  AND THE FAR EAST:
AUSTRALIA, AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, HONG KONG, IRELAND, ITALY, JAPAN, MALAYSIA, NETHERLANDS, NEW ZEALAND. THIS INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVERALL STOCK MARKET PERFORMANCE, AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

BOARD OF TRUSTEES

JOHN P. PFANN*          CHAIRMAN OF THE BOARD; Chairman and President,
                        JPP Equities, Inc.

WOLFE J. FRANKL         Former Director-North America, Berlin Economic
                        Development Corporation

WILLIAM L. KUFTA        Chief Investment Officer, Beacon Trust Company

ROBERT A. ROBINSON*     Trustee, Henrietta and B. Frederick H. Bugher Foundation

*Member of the Audit and Nominating Committees




-------------------------------------------------------------------------------
OFFICERS

WILLIAM B. BLUNDIN     CHIEF EXECUTIVE OFFICER

ANN E. BERGIN          PRESIDENT

WILLIAM J. TOMKO       VICE PRESIDENT

MARK E. NAGLE          TREASURER

MARTIN R. DEAN         ASSISTANT TREASURER

ROBERT L. TUCH         ASSISTANT SECRETARY

ALAINA V. METZ         ASSISTANT SECRETARY

STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1995

                                             INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
ARGENTINA
---------
   Beverage                         300   Buenos Aires Embotelladora ADR "B"                   $     6,188    0.0%
                                                                                               -----------   ----
   Oil                              400   YPF Sociedad Anonima ADR                                   8,650    0.1
                                                                                               -----------   ----
   Real Estate                      357   IRSA Inversiones y Representaciones ADR                    9,104    0.1
                                                                                               -----------   ----
   Utilities                        300   Telefonicas de Argentina ADR "B"                           8,173    0.0
                                                                                               -----------   -----
                                          Total Investments in Argentina                            32,115    0.2
                                                                                               -----------   ----
                                             (Cost $ 33,619)
AUSTRALIA
---------
   Banks                         26,262   Australia & New Zealand Bank Group                       123,170    0.7
                                                                                               -----------   ----
   Broadcasting                  29,014   News Corporation                                         154,839    1.0
                                                                                               -----------   ----
   Conglomerates                 17,875   CSR Limited                                               58,193    0.4
                                                                                               -----------   ----
   Food & Beverages              35,081   SouthCorp Holdings Ltd                                    81,614    0.5
                                                                                               -----------   ----
   Non-Ferrous Metals             8,700   Western Mining Corp.                                      55,870    0.4
                                                                                               -----------   ----
   Petroleum Services            17,046   Broken Hill Property                                     240,727    1.4
                                                                                               -----------   ----
   Trucking & Freight
     Forwarding                  42,460   TNT                                                       56,176    0.4
                                                                                               -----------   ----
                                          Total Investments in Australia                           770,589    4.8
                                                                                               -----------   ----
                                             (Cost $ 734,649)
BELGIUM
-------
   Commercial Bank                  286   Generale De Banque                                        99,124    0.6
                                                                                               -----------   ----
   Iron / Steel                     730   Arbed SA                                                  82,599    0.5
                                                                                               -----------   ----
                                          Total Investments in Belgium                             181,723    1.1
                                                                                               -----------   ----
                                             (Cost $ 195,537)
BRAZIL
------
   Energy                         1,500   Centrais Eletricas Brasileira ADR                         20,250    0.1
                                                                                               -----------   ----
   Industrial                     1,200   Industrias Klabin De Paper ADR                            10,875    0.1
                                  2,500  *Lojas Arapua ADR                                          20,500    0.1
                                                                                               -----------   ----
                                          Total Industrial                                          31,375    0.2
                                                                                               -----------   ----
   Mining                           700   Compania Vale Do Rio Doce ADR                             28,700    0.2
                                                                                               -----------   ----
   Retail                         1,000   Lojas Americanas ADR                                      23,500    0.1
                                                                                               -----------   ----

                                              INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

BRAZIL (continued)
------
   Steel                          3,500   Usinas Siderurgicas De Minas ADR                     $    28,448    0.2%
                                                                                               -----------   ----
                                          Total Investments in Brazil                              132,273    0.8
                                                                                               -----------   ----
                                             (Cost $ 149,059)
CHILE
-----
   Beverage / Tobacco               500   Embotelladora Andina SAADR                                18,063    0.1
                                                                                               -----------   ----
   Commercial Bank                1,600  *Banco De A Edward ADR                                     31,200    0.2
                                                                                               -----------   ----
   Non-oil Energy                 1,100   Enersis SAADR                                             31,350    0.2
                                                                                               -----------   ----
                                          Total Investments in Chile                                80,613    0.5
                                                                                               -----------   ----
                                             (Cost $ 75,970)
COLOMBIA
--------
   Commercial Bank                  400   Banco INDL Colombiano S A                                  5,600    0.0
                                                                                               -----------   ----
   Construction Building            600   Cementos Diamante                                         10,950    0.1
                                                                                               -----------   ----
                                          Total Investments in Colombia                             16,550    0.1
                                                                                               -----------   ----
                                             (Cost $ 16,074)
CZECHOSLOVAKIA
--------------
   Utilities                        200   SPTTelecom                                                18,900    0.1
                                                                                               -----------   ----
                                          Total Investment in Czechoslovakia                        18,900    0.1
                                                                                               -----------   ----
                                             (Cost $ 20,026)
DENMARK
-------
   Telecommunications             1,483   Tele Danmark AS                                           80,927    0.5
                                                                                               -----------   ----
                                          Total Investment in Denmark                               80,927    0.5
                                                                                               -----------   ----
                                             (Cost $ 79,357)
FINLAND
-------
   Electronics                    1,650   Nokia Oy                                                  63,733    0.4
                                                                                               -----------   ----
                                          Total Investment in Finland                               63,733    0.4
                                                                                               -----------   ----
                                             (Cost $ 68,999)
FRANCE
------
   Automobiles                      930   Peugeot SA                                               122,683    0.8
                                                                                               -----------   ----
   Auto Parts                     2,158   Valeo                                                     99,946    0.6
                                                                                               -----------   ----
   Banks                          1,120   Societe Generale                                         138,370    0.9
                                                                                               -----------   ----
   Building Material              1,620   Lafarge Coppee SA                                        104,372    0.7
                                                                                               -----------   ----

                                            INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

FRANCE (continued)
------
   Business Services              3,000   Cap Gemini Sogeti                                    $    84,542    0.5%
                                  1,200   Eaux (Cie Generale)                                      119,804    0.8
                                                                                               -----------   ----
                                          Total Business Services                                  204,346    1.3
                                                                                               -----------   ----
   Electronics                    2,300   SGS Thomson Microelectronics                              88,064    0.6
                                                                                               -----------   ----
   Gas Exploration                1,600   Societe Nat Elf Aquitaine                                117,884    0.7
                                                                                               -----------   ----
   Health Care                    1,566   Society Elf Sanofi                                       100,381    0.6
                                                                                               -----------   ----
   Insurance                      1,400   Axa                                                       94,343    0.6
                                                                                               -----------   ----
   Liquor                           620   LVMH Moet Hennessy                                       129,140    0.8
                                                                                               -----------   ----
   Retail-Speciality                210   Carrefour                                                127,407    0.8
                                                                                               -----------   ----
                                          Total Investments in France                            1,326,936    8.4
                                                                                               -----------   ----
                                             (Cost $ 1,278,789)
GERMANY
-------
   Automobiles                      420   Volkswagen AG                                            140,420    0.9
                                                                                               -----------   ----
   Banks                          4,200   Deutsche Bank AG                                         199,006    1.3
                                                                                               -----------   ----
   Chemicals                        520   Bayer AG                                                 137,205    0.9
                                                                                               -----------   ----
   Electric Utilities             3,430   Veba AG                                                  145,617    0.9
                                                                                               -----------   ----
   Industrial Machinery             380   Mannesmann AG                                            120,980    0.8
                                  1,060   SGL Carbon                                                82,022    0.5
                                                                                               -----------   ----
                                          Total Industrial Machinery                               203,002    1.3
                                                                                               -----------   ----
   Insurance                        110   Allianz AG Holding                                       214,402    1.3
                                                                                               -----------   ----
   Retail - Dept Store              125   Karstadt AG                                               50,976    0.3
                                                                                               -----------   ----
   Transportation - Air             700   Lufthansa AG                                              96,373    0.6
                                                                                               -----------   ----
                                          Total Investments in Germany                           1,187,001    7.5
                                                                                               -----------   ----
                                             (Cost $ 1,073,258)
GHANA
-----
   Metals / Minerals                900   Ashanti Goldfields                                        26,550    0.2
                                                                                               -----------   ----
                                          Total Investment in Ghana                                 26,550    0.2
                                                                                               -----------   ----
                                             (Cost $ 18,464)

                                              INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

HONG KONG
---------
   Banks                         14,600   Bank of East Asia                                    $    52,396    0.3%
                                 18,500   Dao Heng BankGroup                                        66,511    0.4
                                                                                               -----------   ----
                                          Total Banks                                              118,907    0.7
                                                                                               -----------   ----
   Business Services              5,000   Wharf (Hldgs)                                             16,651    0.1
                                                                                               -----------   ----
   Conglomerates                  6,500   Swire Pacific                                             50,434    0.3
                                                                                               -----------   ----
   Electric Utilities             6,000   China Light &Power                                        27,624    0.2
                                  6,000   Hong Kong Electric                                        19,670    0.1
                                                                                               -----------   ----
                                          Total Electric Utilities                                  47,294    0.3
                                                                                               -----------   ----
   Oil                          168,000   Shanghai Petrochemical Co.                                48,341    0.3
                                                                                               -----------   ----
   Publishing                     6,000   Citic Pacific LTD                                         20,524    0.2
                                                                                               -----------   ----
   Real Estate                    9,000   Cheung Kong (HLDGS)                                       54,821    0.3
                                 10,000   Hysan Development                                         26,447    0.2
                                  6,000   New World Devel Co.                                       26,149    0.2
                                  6,000   Sun Hung Kai Props                                        49,079    0.3
                                                                                               -----------   ----
                                          Total Real Estate                                        156,496    1.0
                                                                                               -----------   ----
   Telephone                     28,400   Hong Kong Telecomm                                        50,683    0.3
                                                                                               -----------   ----
                                          Total Investments in Hong Kong                           509,330    3.2
                                                                                               -----------   ----
                                             (Cost $ 484,310)
INDIA
-----
   Automobiles                    1,600   Tata Engineering & Locom Co.                              21,008    0.1
                                                                                               -----------   ----
   Engineering & Construction     1,000   Larsen & Toubro                                           17,750    0.1
                                                                                               -----------   ----
   Industrial                       800   Hindalco Inds LTD                                         27,096    0.2
                                                                                               -----------   ----
                                          Total Investments in India                                65,854    0.4
                                                                                               -----------   ----
                                             (Cost $ 65,318)
INDONESIA
---------
   Banks                         15,000   Lippo Bank                                                23,125    0.1
                                                                                               -----------   ----
   Pharmaceuticals                8,000  *Darya Varya Labora                                        14,520    0.1
                                                                                               -----------   ----
   Misc. Dist - Wholesale         3,000   Modern Photo Film                                         17,385    0.1
                                                                                               -----------   ----
                                          Total Investments in Indonesia                            55,030    0.3
                                                                                               -----------   ----
                                             (Cost $ 55,087)

                                                 INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

IRELAND
-------
   Banks                          9,000   Bank of Ireland                                      $    65,562    0.4%
                                                                                               -----------   ----
                                          Total Investment in Ireland                               65,562    0.4
                                                                                               -----------   ----
                                             (Cost $ 55,227)
ITALY
-----
   Household Durables/
     Appliances                  80,000   Olivetti &C Spa                                           64,125    0.4
                                                                                               -----------   ----
   Insurance                      8,200   Assicurazioni Generali                                   198,530    1.3
                                                                                               -----------   ----
   Telecommunications            62,000   Telecom Italia                                            96,428    0.6
                                 30,000  *Telecom Italia (MOB)                                      52,798    0.3
                                                                                               -----------   ----
                                          Total Telecommunications                                 149,226    0.9
                                                                                               -----------   ----
                                          Total Investments in Italy                               411,881    2.6
                                                                                               -----------   ----
                                             (Cost $ 381,500)
JAPAN
-----
   Apparel & Textiles            20,000   Itochu Corp                                              134,625    0.8
                                                                                               -----------   ----
   Banks                         14,000   Asahi Bank                                               176,271    1.1
                                  8,000   Sanwa Bank                                               162,712    1.0
                                  8,000   Sumitomo Bank                                            169,685    1.1
                                 10,000   Bank of Tokyo                                            175,303    1.1
                                 11,000   SumitomoTrust &Banking                                   155,545    1.0
                                                                                               -----------   ----
                                          Total Banks                                              839,516    5.3
                                                                                               -----------   ----
   Brewery                        7,000   Kirin Brewery Co.                                         82,712    0.5
                                                                                               -----------   ----
   Building Materials             4,000   Tostem Corp .                                            132,881    0.8
                                                                                               -----------   ----
   Business Services              3,000   Kurita Water Industries                                   79,903    0.5
                                                                                               -----------   ----
   Chemical                      20,000   Asahi Chemical Ind.                                      153,027    1.0
                                                                                               -----------   ----
   Construction                   9,000   JGCCorp.                                                  95,012    0.6
                                  8,000   Nat'l House Indl                                         146,441    0.9
                                                                                               -----------   ----
                                          Total Construction                                       241,453    1.5
                                                                                               -----------   ----
   Cosmetics - Health Care       12,000   KAO Corp.                                                148,765    0.9
                                                                                               -----------   ----

                                               INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

JAPAN (continued)
-----
   Electrical Equipment          10,000   Fujitsu.                                             $   111,380    0.7%
                                 12,000   Hitachi                                                  120,872    0.8
                                  7,000   Omron Corp.                                              161,356    1.0
                                                                                               -----------   ----
                                          Total Electrical Equipment                               393,608    2.5
                                                                                               -----------   ----
   Electronics                    1,000   Keyence Corp                                             115,254    0.7
                                  2,000   Rohm Co                                                  112,930    0.7
                                  3,000   Secom Co                                                 208,620    1.3
                                  1,500   Sony Corp.                                                89,927    0.6
                                  3,000   TDK Corp.                                                153,124    1.0
                                                                                               -----------   ----
                                          Total Electronics                                        679,855    4.3
                                                                                               -----------   ----
   Financial Services             3,000   Orix Corp                                                123,487    0.8
                                                                                               -----------   ----
   Forest Products & Paper       20,000   Nippon Paper Ind.                                        138,886    0.9
                                                                                               -----------   ----
   Industrial Machinery           4,000   Bandai Co.                                               163,874    1.0
                                 20,000   Mitsubishi Hvy Ind                                       159,419    1.0
                                                                                               -----------   ----
                                          Total Industrial Machinery                               323,293    2.0
                                                                                               -----------   ----
   Insurance                     20,000   Mitsui Marine & Fire                                     142,567    0.9
                                                                                               -----------   ----
   Investment Companies           7,000   Nomura Securities                                        152,542    1.0
                                                                                               -----------   ----
   Land Transport                12,000   Suzuki Motor Corp.                                       133,656    0.8
                                                                                               -----------   ----
   Machine                        4,000   Daifuku Co.                                               56,562    0.4
                                  2,000   SMCCorp.                                                 144,697    0.9
                                  2,000   Tokyo Electron                                            77,482    0.5
                                                                                               -----------   ----
                                          Total Machine                                            278,741    1.8
                                                                                               -----------   ----
   Pharmaceuticals                6,000   Sankyo Co                                                134,818    0.8
                                                                                               -----------   ----
   Photography                   10,000   Canon Inc                                                181,114    1.2
                                  4,000   Fuji Photo Film Co.                                      115,448    0.7
                                                                                               -----------   ----
                                          Total Photography                                        296,562    1.9
                                                                                               -----------   ----
   Real Estate                   10,000   Mitsui Fudosan Co.                                       123,002    0.8
                                                                                               -----------   ----
   Retail-Specialty               2,000   Autobacs Seven Co.                                       166,197    1.0
                                                                                               -----------   ----
   Rubber Products               15,000   Sumitomo Rubber                                          125,230    0.8
                                                                                               -----------   ----

                                                 INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

JAPAN (continued)
-----
   Software                       5,000   Hitachi Software                                     $   130,751    0.8%
                                                                                               -----------   ----
   Steel                         42,000   Nippon SteelCorp.                                        144,000    0.9
                                                                                               -----------   ----
                                          Total Investments in Japan                             5,300,077   33.3
                                                                                               -----------   ----
                                             (Cost $ 5,249,480)
LEBANON
-------
   Commercial Banks               1,500  *Banque Audi GDR                                           18,375    0.1
                                                                                               -----------   ----
                                          Total Investment in Lebanon                               18,375    0.1
                                                                                               -----------   ----
                                             (Cost $ 18,750)
MALAYSIA
--------
   Electrical Equipment          13,666   Leader Univ Holdings                                      31,210    0.2
                                                                                               -----------   ----
   Finance                        6,000   Malayan Bk BHD                                            50,557    0.3
                                                                                               -----------   ----
   Holding Companies              6,000   Road Builder                                              20,790    0.1
                                 28,000   Renong Berhad                                             41,454    0.3
                                                                                               -----------   ----
                                          Total Holding Companies                                   62,244    0.4
                                                                                               -----------   ----
   Industrial                     3,000  *DCB Holdings Berhad WTS                                    2,977    0.0
                                  4,000  *DCB Holdings Berhad                                       11,655    0.1
                                 11,000   IJMCorp Berhad                                            17,498    0.1
                                  6,000   Petronas Gas Berhad                                       20,435    0.1
                                                                                               -----------   ----
                                          Total Industrial                                          52,565    0.3
                                                                                               -----------   ----
   Leisure/Hotels                18,000   Berjaya Sports                                            41,816    0.3
                                                                                               -----------   ----
                                          Total Investments in Malaysia                            238,392    1.5
                                                                                               -----------   ----
                                             (Cost $ 245,106)
MEXICO
------
   Construction                   6,200   Corporacion Geo                                           18,242    0.1
                                                                                               -----------   ----
   Consumer Goods/Services        2,000   Kimberly Clark De Mexico                                  30,201    0.2
                                                                                               -----------   ----
   Financial Institutions         6,000   Grupo Financiero Inbursa                                  17,498    0.1
                                                                                               -----------   ----
   Food / Grocery Products        9,000  *Gruma                                                     25,315    0.2
                                                                                               -----------   ----
   Industrial - Diversified       2,000  *GrupoCarso                                                10,785    0.1
                                                                                               -----------   ----
                                          Total Investments in Mexico                              102,041    0.7
                                                                                               -----------   ----
                                             (Cost $ 107,103)

                                              INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

NETHERLANDS
-----------
   Banks                          2,150   Int'l Nederlanden Groep NV                           $   143,628    0.9%
                                                                                               -----------   ----
   Chemicals                        600   Akzo Nobel NV                                             69,396    0.5
                                                                                               -----------   ----
   Packaging                      2,570   KNP BTNV                                                  65,984    0.4
                                                                                               -----------   ----
   Petroleum Services             1,600   Royal Dutch Petroleum                                    223,543    1.4
                                                                                               -----------   ----
   Telecommunication
     Services                     7,350  Elsevier NV                                                98,019    0.6
                                                                                               -----------   ----
                                          Total Investments in Netherlands                         600,570    3.8
                                                                                               -----------   ----
                                             (Cost $ 506,024)
NORWAY
------
   Chemicals                      1,570   Norsk Hydro AS                                            65,932    0.4
                                                                                               -----------   ----
   Telecommunications               877   Nera AS                                                   28,522    0.2
                                                                                               -----------   ----
                                          Total Investments in Norway                               94,454    0.6
                                                                                               -----------   ----
                                             (Cost $ 82,494)
PAKISTAN
--------
   Utilities                        700  *Pakistan Telecom C                                        60,900    0.4
                                                                                               -----------   ----
                                          Total Investment in Pakistan                              60,900    0.4
                                                                                               -----------   ----
                                             (Cost $ 74,900)
PERU
----
   Banks                            457   Credicorp LTD                                              7,826    0.0
                                                                                               -----------   ----
   Mining                         1,637  *Minas Buenaventura                                        10,625    0.1
                                                                                               -----------   ----
   Telecommunications             6,950   CPT Telefonica Del Peru                                   14,887    0.1
                                                                                               -----------   ----
                                          Total Investments in Peru                                 33,338    0.2
                                                                                               -----------   ----
                                             (Cost $ 27,560)
PHILIPPINES
-----------
   Building Materials           100,000  *Aboitiz Equity Ven                                        19,062    0.1
                                                                                               -----------   ----
   Utilities                      2,500   Manila Electric Co.                                       20,398    0.1
                                                                                               -----------   ----
                                          Total Investments in Philippines                          39,460    0.2
                                                                                               -----------   ----
                                             (Cost $ 38,946)
POLAND
------
   Auto Components                1,000  *Stomil Olsztyn SA                                          9,329    0.1
                                                                                               -----------   ----

                                              INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

POLAND (continued)
------
   Engineering                    1,268   Elecktrim SA                                         $     4,294    0.0%
                                                                                               -----------   ----
                                          Total Investments in Poland                               13,623    0.1
                                                                                               -----------   ----
                                             (Cost $ 13,779)
RUSSIA
------
   Electrical                     2,000  *ADMosenergo                                               16,250    0.1
                                                                                               -----------   ----
                                          Total Investment in Russia                                16,250    0.1
                                                                                               -----------   ----
                                             (Cost $ 16,931)
SINGAPORE
---------
   Banks                          3,000   Overseas Chinese Banks                                    37,540    0.2
                                  4,000   United Overseas Bank                                      38,459    0.3
                                                                                               -----------   ----
                                          Total Banks                                               75,999    0.5
                                                                                               -----------   ----
   Beverages                      1,000   Fraser & Neave                                            12,724    0.1
                                                                                               -----------   ----
   Industrial Machinery           3,000   Keppel Corp.                                              26,723    0.2
                                                                                               -----------   ----
   Publishing                       400   Singapore Press HD (Alien)                                 7,069    0.0
                                                                                               -----------   ----
   Real Estate                    4,000   City Developments                                         29,127    0.2
                                  1,000   Singapore Land                                             6,469    0.0
                                  6,000   Hong Kong Land (Hldgs)                                    11,100    0.1
                                                                                               -----------   ----
                                          Total Real Estate                                         46,696    0.3
                                                                                               -----------   ----
                                          Total Investments in Singapore                           169,211    1.1
                                                                                               -----------   ----
                                             (Cost $ 157,585)
SOUTH AFRICA
------------
   Banks                          1,000   Nedcor Ltd.GDR                                            17,282    0.1
                                                                                               -----------   ----
   Construction/
     Building Materials           2,750   Malbak                                                    19,047    0.1
                                                                                               -----------   ----
   Financial Services             7,130   Bid Corporation Ltd.                                      25,426    0.2
                                  2,530   Smith (CG)                                                19,432    0.1
                                                                                               -----------   ----
                                          Total Financial Services                                  44,858    0.3
                                                                                               -----------   ----
   Food & Beverage                  900   Cadbury Schwps (SA)                                       15,307    0.1
                                 11,300   Premier Group                                             18,598    0.1
                                    711   South Africa Brews                                        26,037    0.2
                                                                                               -----------   ----
                                          Total Food & Beverage                                     59,942    0.4
                                                                                               -----------   ----

                                              INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

SOUTH AFRICA (continued)
------------
   Holding Company                1,000   Barlow LTD                                           $    14,264    0.1%
                                  1,250   Richemont Secs AG                                         18,859    0.1
                                                                                               -----------   ----
                                          Total Holding Company                                     33,123    0.2
                                                                                               -----------   ----
   Insurance                      1,700   Fedsure Holdings                                          11,425    0.1
                                                                                               -----------   ----
   Mining                         2,800   Ingwe CoalCorp.                                           15,361    0.1
                                                                                               -----------   ----
   Oil                            2,600   Engen                                                     19,613    0.1
                                                                                               -----------   ----
   Paper &Packaging               2,600   Nampak                                                    14,444    0.1
                                                                                               -----------   ----
                                          Total Investments in South Africa                        235,095    1.5
                                                                                               -----------   ----
                                             (Cost $ 197,799)
SOUTH KOREA
-----------
   Iron / Steel                     640   Pohang Iron &SteelLTD                                     14,000    0.1
                                                                                               -----------   ----
   Paper                          1,147   Hansol Paper Co. ADR                                      21,793    0.1
                                                                                               -----------   ----
   Investment Trust              10,000   Korea Europe Fund IDR                                     83,800    0.6
                                                                                               -----------   ----
                                          Total Investments in South Korea                         119,593    0.8
                                                                                               -----------   ----
                                             (Cost $ 131,760)
SPAIN
-----
   Banks                            700   BCOPopular ESP                                           129,093    0.8
                                                                                               -----------   ----
   Petroleum Services             3,200   Repsol SA                                                104,864    0.7
                                                                                               -----------   ----
   Real Estate                    4,217   Vallehermoso SA.                                          78,395    0.5
                                                                                               -----------   ----
   Utilities                      1,850   EMPNACElectricid                                         104,779    0.7
                                                                                               -----------   ----
                                          Total Investments in Spain                               417,131    2.7
                                                                                               -----------   ----
                                             (Cost $ 361,222)
SWEDEN
------
   Auto Parts Manufacturing       1,190   Autoliv AB                                                69,539    0.4
                                                                                               -----------   ----
   Consumer Goods/Services        2,000   Pharmacia AB                                              71,539    0.5
                                    900   Pharmacia Upjohn                                          35,514    0.2
                                                                                               -----------   ----
                                          Total Consumer Goods/Services                            107,053    0.7
                                                                                               -----------   ----
   Forest Products                7,677   Stora Kopparbergs                                         91,920    0.6
                                                                                               -----------   ----

                                               INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

SWEDEN (continued)
------
   Telecommunications             4,750   Ericsson(LM)TEL                                      $    93,003    0.6%
                                                                                               -----------   ----
                                          Total Investments in Sweden                              361,515    2.3
                                                                                               -----------   ----
                                             (Cost $ 296,829)
SWITZERLAND
-----------
   Banks                          1,700   CS Holding                                               174,274    1.1
                                                                                               -----------   ----
   Electronics                      115   BBC Brown Boveri                                         133,593    0.8
                                                                                               -----------   ----
   Food & Beverages                 130   Nestle SA                                                143,807    0.9
                                                                                               -----------   ----
   Insurance                         50   Baloise Holdings                                         104,032    0.7
                                                                                               -----------   ----
   Pharmaceuticals                   16   Roche Holdings AG                                        126,571    0.8
                                    200   Sandoz AG                                                183,095    1.1
                                                                                               -----------   ----
                                          Total Pharmaceuticals                                    309,666    1.9
                                                                                               -----------   ----
                                          Total Investments in Switzerland                         865,372    5.4
                                                                                               -----------   ----
                                             (Cost $ 711,726)
TAIWAN
------
   Iron / Steel                   3,827  *Tung Ho Steel Enterprise Corp. ADR                        39,227    0.2
                                                                                               -----------   ----
                                          Total Investment in Taiwan                                39,227    0.2
                                                                                               -----------   ----
                                             (Cost $ 50,312)
THAILAND
--------
   Banks                          4,000   Siam CommercialBank PLC                                   52,720    0.3
                                                                                               -----------   ----
   Finance                        6,000   Industrial FinThailand Corp.                              20,365    0.1
                                                                                               -----------   ----
   Oil & Gas Exploration          3,800   Pit Explortn & Prd                                        39,825    0.3
                                                                                               -----------   ----
   Wholesale Products            10,000   Siam Makro Public Co Ltd                                  36,720    0.2
                                                                                               -----------   ----
                                          Total Investments in Thailand                            149,630    0.9
                                                                                               -----------   ----
                                             (Cost $ 141,832)
TURKEY
------
   Breweries                     12,800   EGEBiracilik Ve Malt Sanay                                 4,414    0.0
                                                                                               -----------   ----
   Diversified Holdings           4,800   Alarko Holdings                                            1,931    0.0
                                                                                               -----------   ----
   Food / Grocery Products        3,520   Migros Turk TAS                                            2,688    0.0
                                  5,800   Tat Konserve Sanayi Anonim Serke                           3,666    0.0
                                                                                               -----------   ----
                                          Total Food / Grocery Products                              6,354    0.1
                                                                                               -----------   ----

                                          INTERNATIONAL EQUITY FUND

         COUNTRY/             SHARES                                                              VALUE   PERCENT OF
         INDUSTRY              HELD                             STOCKS                          (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

TURKEY (continued)
------
   Textiles &Apparel             13,800   Altinyildiz Men                                      $     3,003    0.0%
                                                                                               -----------   ----
                                          Total Investments in Turkey                               15,702    0.1
                                                                                               -----------   ----
                                             (Cost $ 15,889)
UNITED KINGDOM
--------------
   Banks                          9,315   Standard Chartered                                        79,277    0.5
                                  6,500   Natl Westminster                                          65,464    0.4
                                                                                               -----------   ----
                                          Total Banks                                              144,741    0.9
                                                                                               -----------   ----
   Conglomerates                 16,000   BTR                                                       81,503    0.5
                                 18,000   Tomkins                                                   78,692    0.5
                                                                                               -----------   ----
                                          Total Conglomerates                                      160,195    1.0
                                                                                               -----------   ----
   Drugs & Healthcare             8,300   Smithkline Beecham                                        91,520    0.6
                                                                                               -----------   ----
   Electrical Utilities          14,500   National Power                                           101,223    0.6
                                                                                               -----------   ----
   Holding Company               17,000   General Electric                                          93,462    0.6
                                                                                               -----------   ----
   International Oil             14,750   British Petroleum                                        123,127    0.8
                                                                                               -----------   ----
   Leisure Time                   8,200   Granada Group                                             82,140    0.5
                                                                                               -----------   ----
   Manufacturing                  6,600   GKN                                                       79,848    0.5
                                                                                               -----------   ----
   Mineral Extract                4,000   RTZ Corp.                                                 58,146    0.4
                                                                                               -----------   ----
   Packaging                     24,287   Smurfit (Jefferson)                                       58,464    0.4
                                                                                               -----------   ----
   Retail Trade                  12,000   Marks & Spencer                                           83,864    0.5
                                                                                               -----------   ----
   Telephone                     19,700   British Telecom                                          108,000    0.6
                                                                                               -----------   ----
   Tobacco                        5,000   BAT Industries                                            44,026    0.3
                                                                                               -----------   ----
                                          Total Investments in United Kingdom                    1,228,756    7.7
                                                                                               -----------   ----
                                             (Cost $ 1,093,446)
ZIMBABWE
--------
   Building Materials            10,800   Delta Corp                                                18,083    0.1
                                                                                               -----------   ----
                                          Total Investment in Zimbabwe                              18,083    0.1
                                                                                               -----------   ----
                                             (Cost $ 16,129)
                                          Total Investments in Stocks                          $15,162,362   95.3%
                                                                                               -----------   ----
                                             (Cost $ 14,340,845)

                                             INTERNATIONAL EQUITY FUND

         COUNTRY/                                                                                 VALUE   PERCENT OF
         INDUSTRY             PRINCIPAL                                                         (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

                                                    FIXED INCOME BOND
                                 -------------------------------------------------------------
TAIWAN
------
                                 40,000  *Walsin Lihwa Corp 3.25% Due 6/16/04                  $    40,200    0.3%
                                                                                               -----------  -----
                                          Total Investment in Bond                                  40,200    0.3%
                                                                                               -----------  -----
                                             (Cost $ 42,400)

                                                  SHORT-TERM INVESTMENT
                               ---------------------------------------------------------------

UNITED STATES
-------------
   Repurchase Agreement        $700,000   State Street Bank and Trust Company                      700,000    4.4
                                                                                               -----------  -----
                                          2.25% due 1/2/96, purchased on 12/29/95,
                                          (Proceeds at maturity-$700,175), collateralized
                                          by $490,000 U.S. Treasury Bond 12%
                                          due 5/15/05, market value $714,938
                                          Total Short-Term Investment                              700,000    4.4%
                                                                                               -----------  -----
                                             (Cost $ 700,000)
                                          Total Investments**                                  $15,902,562  100.0%
                                                                                               -----------  -----
                                             (Cost $ 15,083,245)

                                             INTERNATIONAL EQUITY FUND

                                                                                                 VALUE   PERCENT OF
                                                                                               (NOTE 1A) NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS (LIABILITIES):
                                       Cash                                                 $     2,686
                                       Foreign currency ( Cost $ 177,640)                       179,311
                                       Dividend receivable                                       17,764
                                       Interest receivable                                          835
                                       Foreign tax receivable                                    20,361
                                       Deferred organizational expenses                          32,243
                                       Receivable for fund shares sold                            5,250
                                       Receivable from investment advisor                        18,970
                                       Net payable for forward foreign currency
                                         exchange contracts                                        (319)
                                       Payable for fund shares purchased                         (9,980)
                                       Payable for investments purchased                       (225,463)
                                       Accrued expenses payables                                (31,347)
                                       Foreign withholding tax payable                           (2,479)
                                                                                            -----------
                                       OTHER ASSETS IN EXCESS OF LIABILITIES-NET                  7,832     0.0%
                                                                                            -----------   ------
                                       NET ASSETS-100%                                      $15,910,394   100.0%
                                                                                            ===========   ======
                                       NET ASSET VALUE PER SHARE-
                                          CLASS A SHARES:
                                            Applicable to net assets of $657,641 and
                                            65,937 shares outstanding ($0.001 par
                                            value, 10,000,000 shares authorized)                  $9.97
                                                                                                  =====
                                          CLASS B SHARES:
                                            Applicable to net assets of $15,252,753 and
                                            1,528,095 shares outstanding ($0.001 par
                                            value, 10,000,000 shares authorized)                  $9.98
                                                                                                  =====

 * Non-income producing security
** The cost of investments for Federal income tax purposes is $15,094,245. As of December 31, 1995, unrealized appreciation for Federal income tax purposes aggregated $830,319 of which $1,275,921 related to appreciated securities and ($445,602) related to depreciated securities.


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                           THE INTERNATIONAL EQUITY FUND

INVESTMENT INCOME:
Income:
    Interest                                                                                        $   38,977
    Dividends (Net of foreign withholding tax of $35,052)                                              244,012
                                                                                                    ----------
                                                                                                       282,989
                                                                                                    ----------
Expenses:
    Advisory                                                                                           149,012
    Custodian                                                                                          179,616
    Audit                                                                                               25,724
    Administration                                                                                      24,797
    Amortization of organizational costs                                                                17,872
    Distribution (Class A)                                                                              18,229
    Legal                                                                                               16,248
    Transfer Agent                                                                                      12,067
    Trustees                                                                                            11,274
    Co-administration (Class A)                                                                            986
    Co-administration (Class B)                                                                          3,998
    Shareholder servicing (Class A)                                                                      1,359
    Printing                                                                                             2,577
    Miscellaneous                                                                                          353
                                                                                                    ----------
      Total expenses before waivers/reimbursements                                                     464,112
    Less expense waivers/reimbursements                                                               (110,425)
                                                                                                    ----------
      Net expenses                                                                                     353,687
                                                                                                    ----------
    Net investment loss                                                                                (70,698)
                                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN  CURRENCY TRANSACTIONS (NOTES 1B, 1D AND 3)
Net realized loss on investments                                                                      (855,066)
Net realized gain on foreign currency transactions                                                     270,478
Net change in unrealized appreciation on investments                                                 1,487,512
Net change in unrealized loss on other assets and liabilities denominated in foreign currencies           (232)
                                                                                                    ----------
Net realized and unrealized gain on investment and foreign currency transactions                       902,692
                                                                                                    ----------
Net increase in net assets resulting from operations                                                $  831,994
                                                                                                    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                            THE INTERNATIONAL EQUITY FUND

                                                                                                   PERIOD FROM
                                                                                                 APRIL 25, 1994
                                                                             FOR THE              (COMMENCEMENT
                                                                           YEAR ENDED            OF OPERATIONS)
                                                                        DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                                        -----------------     ------------------
OPERATIONS:
  Net investment loss                                                      $   (70,698)           $   (3,752)
  Net realized loss on investments and foreign currency transactions          (584,588)             (256,676)
  Net unrealized appreciation(depreciation) on investments and foreign
    currency transactions                                                    1,487,280              (666,611)
                                                                           -----------            ----------
    Net increase (decrease) in net assets resulting from operations            831,994              (927,039)
                                                                           -----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  In excess of current period net investment loss                                   --               (27,437)
                                                                           -----------            ----------
    Total distributions                                                             --               (27,437)
                                                                           -----------            ----------
CAPITAL SHARES TRANSACTIONS:
CLASS A
  Proceeds from sales of 52,332 and 1,919,732 shares, respectively             478,270            19,332,284
  Net asset value of shares issued to shareholders
    in reinvestment of distributions of 142 shares                               1,355                    --
  Payments for redemptions of 1,746,947 and
    159,180 shares, respectively                                           (15,499,489)           (1,558,784)
CLASS B
  Proceeds from sales of 2,033,244 shares                                   18,129,061                    --
  Payments for redemption of 505,149 shares                                 (4,849,821)                   --
                                                                           -----------            ----------
    Net (decrease) increase in net assets from capital share transactions   (1,740,624)           17,773,500
                                                                           -----------           -----------
Total (decrease) increase in net assets                                       (908,630)           16,819,024

NET ASSETS:
  Beginning of period                                                       16,819,024                    --
                                                                           -----------           -----------
  End of period                                                            $15,910,394           $16,819,024
                                                                           ===========           ===========

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. International Equity Fund (the "Fund") is an investment portfolio of Mariner Mutual Funds Trust (the "Trust"). The Trust is a Massachusetts business trust and is an open-end diversified investment company which has multiple investment portfolios, including the Fund. The Fund's commencement date of operations was April 25, 1994. The investment objective of the Fund is to provide investors with long-term capital appreciation by investing at least 80% of its total assets in equity securities (including American and European Depository Receipts) issued by companies based outside of the United States. The Fund offers two classes of shares. The Institutional Class (Class B) is available to customers of financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit sharing or other benefit plan for such customers or employees. The Service Class (Class A) is available to all other investors. The Institutional Class and Service Class shares are identical in all respects except that Institutional Class shares are not subject to a sales load and do not impose any shareholder servicing fee or Rule 12b-1 fees. The following summarizes significant accounting policies followed by the Fund in its financial statements.

          A. Investments in securities are valued at the last quoted sale price as of the close of business on the day the valuation is made, or lacking any sales, at the mean between closing bid and asked prices. Price information for listed securities is taken from the exchange where the securities are primarily traded. Investments in futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges. Other securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value. All assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the bid price of such currencies against the U.S. dollar's last quoted price by a major bank or broker. If such quotations are not available as of the close of the New York Stock Exchange, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

          B. Transactions denominated in foreign currencies are recorded at the prevailing rate as incurred or earned. Asset and liability accounts are adjusted to reflect the current rate at the end of each period. Such adjustments are recorded in net unrealized appreciation of other assets and liabilities denominated in foreign currencies. Net realized foreign currency gains or losses include exchange rate differences between trade date and settlement date for security purchases and sales, and between the date the Fund records income, expenses and other assets and liabilities and the date such assets and liabilities are received or paid. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not seperately disclosed. The Fund may enter into forward currency exchange contracts for investments purposes and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency exchange contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

              The Fund's custodian will place and maintain cash not available for investment or government securities in a seperate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward currency exchange contracts entered into with respect to position hedges.

              Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

              At December 31, 1995, the Fund had outstanding forward currency exchange contracts, as follows:

              Purchases
                                                                      IN
                 SETTLEMENT             CONTRACTS TO               EXCHANGE         CONTRACTS       NET UNREALIZED
                    DATE                   DELIVER                    FOR           AT VALUE         DEPRECIATION
                 ----------       ------------------------         --------         ---------       --------------
                   1/4/96         Japanese Yen   8,507,299          $82,676          $82,395             $(281)
                   1/2/96         Turkish Lira 155,329,378            2,589            2,551               (38)
                                                                   --------          -------             -------
                                                                    $85,265          $84,946             $(319)
                                                                    =======          =======             ======

         C. Costs incurred in connection with the organization of the Fund are being amortized on a straight-line basis over a five year period from the date operations commenced.

         D. It is the Fund's policy to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income, and net capital gains to its shareholders. Therefore, no provision is required for Federal income tax. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. Where available, the Fund will file for claims on foreign taxes withheld.

              For Federal income tax purposes, at December 31, 1995, the Fund had capital loss carryforwards available to offset future realized gains, if any, of approximately $ 26,500 and $ 553,500 expiring on December 31, 2002 and December 31, 2003, respectively.

              Additionally, foreign currency losses of approximately $ 8,000 are attributable to foreign currency transactions that occurred after October 31, 1995 and are recognized for Federal income tax purposes as arising on January 1, 1996, the first day of the Fund's next taxable year.

         E. The Fund intends to distribute annually substantially all of its net investment income and net realized capital gains, if any, in the form of dividends.

              The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earning and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classfication of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statements purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. For the year ended December 31, 1995, the net investment loss of $70,698 and losses totalling $30,712 from certain currency transactions have been reclassified from accumulated net investment loss and accumulated net realized loss, respectively, to paid-in capital since such losses may not be carried forward for Federal income tax purposes. Net assets were not affected by these reclassifications.

         F. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used for both financial statements and Federal income tax purposes.

         G. Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them.

         H. The Fund offers Class A and Class B shares. The two classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared seperately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in seperate class expenses.

     2. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share. At December 31, 1995, the composition of net assets of the Fund is as follows:

                Capital paid-in                                    $15,865,922
                Accumulated net realized loss on investments
                  and foreign currency transactions                   (776,197)
                Net unrealized appreciation on investments
                  and foreign currency transactions                    820,669
                                                                   -----------
                Total net assets                                   $15,910,394
                                                                   ===========

     3. The cost of securities purchased and proceeds from securities sold, excluding short-term securities, for the year ended December 31, 1995 were $ 14,014,121 and $ 15,337,804, respectively.


     4. The Fund retains HSBC Asset Management Americas ("HSBC Americas"), to act as Adviser and Administrator. HSBC Americas is the North American investment affiliate of HSBC Holdings plc (Hongkong and Shanghai Banking Corporation). As Adviser, HSBC Americas furnishes to the Fund investment guidance and policy direction in connection with the management of the Fund, subject to policy established by the Board of Trustees of the Trust. For such services, HSBC Americas is paid a monthly fee at an annual rate of 0.90% of the Fund's average daily net assets. As administrator, HSBC Americas, provides personnel, office space and administrative services necessary for the operation of the Fund. As compensation for its administrative services, HSBC Americas receives from the Fund a monthly fee equal to an annual rate of 0.15% of the average daily net assets.


         The Adviser retains HSBC Asset Management Europe Ltd ("HSBC Europe"), HSBC Asset Management Hong Kong Ltd. ("HSBC Hong Kong"), HSBC Asset Management (Japan) KK ("HSBC Japan") and

         HSBC Asset Management Australia Limited ("HSBC Australia") to act as sub-advisers (the "Sub-Advisers") to the Fund. HSBC Europe, HSBC Hong Kong, HSBC Japan and HSBC Australia are all investment advisory affiliates of the Adviser.

         Under its Sub-Advisory Contract with HSBC Americas, each Sub-Advisor will undertake at its own expense to furnish the Fund and HSBC Americas with micro- and macreonomic research, advice and recommendations, and economic and statistical data, with respect to the Fund's investments, subject to the overall review by HSBC Americas and the Board of Trustees. For its services, the Sub-Advisers receives a fee from HSBC Americas at an annual rate not to exceed 0.45% of the Fund's average daily net assets.

         For the year ended December 31, 1995, as Adviser and Administrator, HSBC Americas earned $149,012 (before fee waivers of $66,081) and $24,797, respectively. Effective February 1, 1995, HSBC Americas earned co-administration fees of 0.03% for both share classes and shareholder servicing fees of 0.04% for the Service Class (Class A) of the Fund's average net assets, respectively. For the period ending December 31, 1995 the Fund paid co-administrative / shareholder servicing fees of $ 6,343. HSBC Americas waived co-administrative fees for the month of January totaling $ 944.

         The Fund has adopted a Distribution Plan and Agreement (the "Plan") for the Service Class (Class A) shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, with Mariner Fund Services. The Plan provides, with respect to the Service Class (Class A) shares only, for reimbursement to the distributor of expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.25% of the average daily value of such Class' net assets during the preceding month.

         PFPC Inc. acts as transfer agent and dividend disbursing agent for the Fund effective August 29, 1994. For such services, PFPC Inc. earned $12,067 for the year ended December 31, 1995.

         State Street Bank and Trust Company acts as custodian for the Fund. For furnishing custodian services, State Street is paid a monthly fee with respect to the Fund for safekeeping its assets plus certain transaction charges and out-of-pocket expenses. For the year ended December 31, 1995, the Fund paid custody related expenses of approximately $179,000.

         One state in which the shares of the Fund are qualified for sale imposes limitations on the expenses of the Fund. If in any fiscal year the total expenses of the Fund (excluding taxes, interest, distribution expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fees) exceed the expense limitation applicable to the Fund imposed by the securities regulations of such state, HSBC Americas will reimburse the Fund in an amount equal to the excess. Although there is no certainty that this limitation will be in effect in the future, the effective limitation on an annual basis with respect to the Fund is currently 2.5% per annum of the first $30 million of the average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of average daily net assets in excess of $100 million. For the year ended December 31, 1995, HSBC Americas has reimbursed the Fund $ 110,425 of which none was required, pursuant to this expense limitation.

         A partner of Baker & McKenzie, legal counsel to the Trust, acts as Secretary of the Trust. For the year ended December 31, 1995, legal fees incurred by the Fund paid to Fund counsel were approximately $16,000.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR AND THE PERIODS INDICATED


                                        THE INTERNATIONAL EQUITY FUND

                                                                              CLASS A SHARES                CLASS B SHARES
                                                                   ------------------------------------    -----------------
                                                                                          PERIOD FROM         PERIOD FROM
                                                                                        APRIL 25, 1994       MARCH 1, 1995
                                                                         FOR THE         (COMMENCEMENT       (COMMENCEMENT
                                                                       YEAR ENDED      OF OPERATIONS) TO   OF OPERATIONS) TO
                                                                   DECEMBER 31, 1995   DECEMBER 31, 1994   DECEMBER 31, 1995
                                                                   -----------------   -----------------   -----------------
Net asset value, beginning of period:                                   $  9.55            $ 10.00             $  8.81
                                                                        -------            -------             -------
Loss From Investment Operations:**
     Net investment loss                                                  (0.07)                --               (0.03)
     Net realized and unrealized gain (loss) on investments and
       foreign currency transactions                                       0.49              (0.43)               1.20
                                                                        -------            -------             -------
Total from investment operations                                           0.42              (0.43)               1.17
                                                                        -------            -------             -------
Less Distributions from:
     In excess of net realized loss on investments                           --              (0.02)                 --
                                                                        -------            -------             -------
     Total distributions                                                     --              (0.02)                 --
                                                                        -------            -------             -------
Net asset value, end of period                                             9.97               9.55                9.98
                                                                        =======            =======             =======
Total return (a)                                                           4.40%             (4.30)%(b)           13.28%(b)
Ratios/Supplemental Data:
     Net assets (000), end of year                                          $658             $16,819             $15,253
     Ratio of expenses (with fee waivers)
       to average net assets                                               1.98%               2.16%*              2.62%*
     Ratio of expenses (without fee waivers)
       to average net assets                                               3.66%               2.50%*              3.12%*
     Ratio of net investment loss (with
       fee waivers) to average net assets                                (1.01)%             (0.04)%*            (0.34)%*
     Ratio of net investment loss (without
       fee waivers) to average net assets                                (2.69)%             (0.39)%*            (0.84)%*

     Portfolio turnover rate                                              90.31%              29.37%(b)           90.31%

-------------------
(a)  Excludes sales charge.
(b)  Not annualized.
 *   Annualized.
**   Based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
Mariner Mutual Funds Trust

We have audited the accompanying statement of net assets of the Mariner International Equity Fund (one of the portfolios comprising Mariner Mutual Funds Trust) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mariner International Equity Fund at December 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                            /s/Ernst & Young LLP
                                                               Ernst & Young LLP



New York, New York
February 16, 1996

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

MARINER SM MUTUAL FUNDS TRUST
3435 Stelzer Road
Columbus,Ohio 43219

GENERAL INFORMATION:
(800) 753-4462

INVESTMENT ADVISER AND ADMINISTRATOR
HSBC Asset Management Americas Inc.
250 Park Avenue
New York, New York 10177

SPONSOR AND DISTRIBUTOR (EFFECTIVE JANUARY 1, 1996)
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC, Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
State Street Bank and and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019



This report is for the information of the shareholders of Mariner Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.